Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 12, 2014	Jun. 30, 2013
Document And Entity Information
Entity Registrant Name	Boston Therapeutics, Inc.
Entity Central Index Key	0001473579
Document Type	POS AM
Document Period End Date	Dec. 31, 2013
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations.
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 1,836,014
Entity Common Stock, Shares Outstanding		37,452,176
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013